Income taxes - Deferred tax assets and liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Net operating loss carryforwards	$ 11,185	$ 8,503
ROU assets	81	0
Share-based compensation	5,728	2,493
Inventory	212	0
Other assets	2,595	301
Gross deferred tax assets	19,801	11,297
Valuation allowance	(16,724)	(7,913)	$ 0
Net deferred tax assets	3,077	3,384
Deferred income tax liabilities:
Inventory	0	(137)
Operating lease liabilities	(79)	0
Intangibles	(2,998)	(3,247)
Deferred tax assets, net of valuation allowance	0	$ 0
Domestic Tax Authority
Other Income Tax Expense (Benefit), Continuing Operations [Abstract]
Net operating loss carryforwards	44,000
State and Local Jurisdiction
Other Income Tax Expense (Benefit), Continuing Operations [Abstract]
Net operating loss carryforwards	$ 42,500